Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation
1 5 .	Share-based compensation
I. Non-vested Douyu restricted equity
Upon closing of the issuance of Series A Preferred Equity, the Founders entered into an arrangement with the investor, whereby partial of their equity (“Founders’ Equity”) became subject to service and transfer restriction. Such Founders’ Equity is subject to repurchase by the Company upon early termination of their requisite period of employment. The repurchase price is the minimum price permitted under PRC law. The Founders’ Equity shall be vested monthly in equal installment over the period from issuance of Series A Preferred Equity to 2018. This arrangement has been accounted for as a grant of restricted share awards subject to service vesting conditions.
The Group used the discounted cash flow method to determine the underlying equity value of Wuhan Douyu and adopted equity allocation model to determine the fair value of the equity as of the dates of issuance. The aggregate fair value of the restricted equity was RMB80,100,005. For the years ended December 31,
 2017,
2018 and 2019, the Group recorded compensation expenses of RMB17,574,638
,
RMB17,574,638 and nil, respectively. All the restricted equity has been vested as of December 31, 2018.
II.
Non-vested
Gogo Glocal restricted
shares
In connection of the acquisition of Nonolive (see Note 3), Gogo Glocal issued 4,900,000 ordinary shares, which represents 46% of its equity, to the founders for Nonolive. These ordinary shares are subject to transfer restriction and repurchase by the Group for a consideration of US$1 upon early termination of their requisite employment service period of 15 months. These ordinary shares are vested upon the earlier of the satisfaction of certain performance target as measured by number of Daily Active Users or the requisite service period. This arrangement has been accounted as a grant of restricted share awards subject to service and performance conditions.
With the assistance of third party valuation firm,
the Group used the discounted cash flow method to determine the underlying equity value of Gogo Glocal and adopted equity allocation model to determine the fair value of the restricted ordinary share as of the dates of issuance, which was determined to be RMB18.45 per share. The aggregate fair value of the restricted shares was RMB90,425,865.
On September 30, 2019, the Group and the founders of Nonolive entered into another agreement to renew the arrangement. Pursuant to the agreement, (i) the Group injected additional capital of RMB100 million in Gogo Glocal; (ii) the Group repurchased
1,039,780
shares of ordinary shares from one of the founders for a consideration of US$1 due to an early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares; (iii)
1,696,895
ordinary shares were vested immediately, of which 444,444 share were repurchased by the Group at fair value of RMB43.92 per share (see Note 13); and (iv) the remaining
2,163,325
non-vested restricted shares held by the founders are subject to transfer restriction and repurchase by the Group for a consideration of
US$1
upon early termination of their renewed requisite employment service period and will be vested monthly in equal installments over the next 36 months, which was considered as a modification of unvested restricted shares.

As a result of the modification, an incremental compensation cost of RMB28,224,142 was measured as the excess of the fair value of the modified restricted share award over the
fair value of the original restricted share. The fair value per share of the modified restricted shares of RMB43.92 is determined according to the share price and other pertinent factors at the modification date.

As of December 31, 201
9
, total unrecognized compensation expense was RMB25,872,131 and expected to be recognized over a period of 33 months
.
For the years ended December 31, 2017, 2018 and 2019, the Group recorded compensation expenses of nil, RMB17,830,249 and RMB55,275,106, respectively.
A summary of non-vested restricted share activity during the years ended December 31, 2019 is presented below:

	Number of shares	Weighted average grant-date fair value
Outstanding as of December 31, 2018	4,900,000	18.45
Forfeited	(1,039,780)	18.45
Vested (1)	(1,810,754)	19.27

Outstanding as of December 31, 2019	2,049,466	3 1.50

(1)	Vested shares of 1,810,754 represents 17.8% of Gogo Glocal’s total equity and a corresponding amount of RMB22,209,344 was recorded as noncontrolling interest.

III. Restricted share units
On April 1, 2018, the Company’s board of director approved the 2018 Restricted Share Unit Scheme (“2018 Plan”). In connection with the 2018 Plan, the Company established Douyu Employee Benefit Trust (the “Trust”) as a holding platform and 2,106,321 share of ordinary shares were issued to the Trust as a reserve pool for future issuance of equity share incentive to the Group’s employees. All shareholder rights of these 2,106,321 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding restrict share units are vested. The Group referred to the interest in Trust as Restricted Share Units and each Restricted Share Unit represents one ordinary share. The Scheme shall be valid and effective for a period of 10 years.
On April 1, 2018, pursuant to a board of director resolution, 2,098,069 restricted share units corresponding to 2,098,069 ordinary shares were granted to certain employees, directors and officers for zero cash subscription. The restricted share units will begin vesting by equal instalment
for 36 months upon a qualified IPO. The Group has determined the per share fair value of the restricted share unit to be RMB274.51 with the assistance of an independent valuation firm based on the fair value of the underlying ordinary shares which was determined by using the hybrid method of the probability weighted expected return method (“PWERM”) and the option pricing method (“OPM”) to allocate equity value to preferred and ordinary shares on a fully diluted basis.

A summary of restricted share units activity during the years ended December 31, 2019 is presented below:

	Number of restricted share	Weighted average grant- date fair value	Weighted average remaining contractual life
		RMB	Years

Outstanding as of December 31, 2018	2,098,069	274.51	2.58
Granted	306	579.27
Vested	(289,451)	274.51
Forfeited	(14,338)	274.51

Outstanding as of December 31, 2019	1,794,586	274.55	2.58

The Group has recorded compensation expenses of nil and RMB235,506,658 for the years ended December 31, 2018 and 2019 relating to these restricted share units. As of December 31, 2018 and 2019, there were RMB575,940,921
and RMB342,243,484, respectively, unrecognized share based compensation expenses related to the restricted share.